UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
August 31, 2018
MFS®  Intermediate High
Income Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 135.3%
Aerospace – 2.5%
Dae Funding LLC, 5%, 8/01/2024 (n)		$380,000	$ 373,350
KLX, Inc., 5.875%, 12/01/2022 (n)		350,000	362,250
TransDigm, Inc., 6.5%, 7/15/2024		315,000	320,118
TransDigm, Inc., 6.375%, 6/15/2026		230,000	232,444
			$ 1,288,162
Automotive – 1.9%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$600,000	$ 591,000
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		400,000	380,000
			$ 971,000
Broadcasting – 4.5%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$270,000	$ 287,550
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		95,000	101,175
Match Group, Inc., 6.375%, 6/01/2024		295,000	313,806
MDC Partners, Inc., 6.5%, 5/01/2024 (z)		70,000	62,738
Meredith Corp., 6.875%, 2/01/2026 (n)		225,000	227,813
Netflix, Inc., 5.875%, 2/15/2025		255,000	263,287
Netflix, Inc., 3.625%, 5/15/2027	EUR	180,000	205,027
Netflix, Inc., 4.875%, 4/15/2028 (n)		$90,000	85,275
Netflix, Inc., 5.875%, 11/15/2028 (n)		295,000	295,681
WMG Acquisition Corp., 5%, 8/01/2023 (n)		65,000	64,513
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		330,000	320,512
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		65,000	63,863
			$ 2,291,240
Building – 6.0%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$380,000	$ 390,450
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		310,000	310,372
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		275,000	253,688
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		115,000	118,163
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		300,000	281,813
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		290,000	311,387
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		216,000	219,780
PGT Escrow Issuer, Inc., 6.75%, 8/01/2026 (n)		165,000	169,280
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		128,000	132,800
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		380,000	380,475
Standard Industries, Inc., 6%, 10/15/2025 (n)		180,000	184,082
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		335,000	339,606
			$ 3,091,896
Business Services – 5.5%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$340,000	$ 347,650
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		200,000	202,000
CDK Global, Inc., 4.875%, 6/01/2027		395,000	388,088
Equinix, Inc., 5.375%, 4/01/2023		240,000	245,100
Equinix, Inc., 5.75%, 1/01/2025		170,000	175,100
Equinix, Inc., 5.875%, 1/15/2026		150,000	155,625
First Data Corp., 5%, 1/15/2024 (n)		510,000	511,045
MSCI, Inc., 4.75%, 8/01/2026 (n)		290,000	287,825
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		280,000	284,900
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		250,000	238,125
			$ 2,835,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 12.1%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$280,000	$ 281,747
Altice Financing S.A., 7.5%, 5/15/2026 (n)	200,000	191,000
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	200,000	196,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	520,000	529,012
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	205,000	203,719
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	495,000	495,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	260,000	257,075
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.5%, 4/01/2028 (n)	200,000	208,500
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	600,000	584,250
DISH DBS Corp., 5%, 3/15/2023	130,000	115,700
DISH DBS Corp., 5.875%, 11/15/2024	245,000	213,150
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)	95,000	94,687
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	270,000	246,294
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	125,000	124,562
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	325,000	337,707
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	165,000	167,475
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	374,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	240,000	250,800
Videotron Ltd., 5.375%, 6/15/2024 (n)	80,000	82,200
Videotron Ltd., 5.125%, 4/15/2027 (n)	480,000	475,200
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	192,750
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	200,000	194,540
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	400,000	373,500
		$ 6,189,368
Chemicals – 2.9%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$450,000	$ 447,187
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	200,000	206,350
OCI N.V., 6.625%, 4/15/2023 (n)	200,000	207,000
PolyOne Corp., 5.25%, 3/15/2023	265,000	272,698
SPCM S.A., 4.875%, 9/15/2025 (n)	375,000	358,474
		$ 1,491,709
Computer Software – 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$235,000	$ 241,795
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	205,000	217,326
VeriSign, Inc., 5.25%, 4/01/2025	60,000	60,828
		$ 519,949
Computer Software - Systems – 2.3%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$45,000	$ 46,800
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	135,000	134,156
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	310,000	312,325
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	200,000	206,440
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	495,000	498,713
		$ 1,198,434
Conglomerates – 5.2%
Amsted Industries Co., 5%, 3/15/2022 (n)	$495,000	$ 496,856
Apex Tool Group LLC, 9%, 2/15/2023 (n)	250,000	243,750
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	290,000	292,900
EnerSys, 5%, 4/30/2023 (n)	510,000	515,100
Entegris, Inc., 4.625%, 2/10/2026 (n)	345,000	332,494
Gates Global LLC, 6%, 7/15/2022 (n)	133,000	134,330
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	270,000	270,675
TriMas Corp., 4.875%, 10/15/2025 (n)	385,000	370,562
		$ 2,656,667

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – 1.4%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$135,000	$ 20,588
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	310,000	305,412
Toll Brothers Finance Corp., 4.875%, 11/15/2025	120,000	116,700
Toll Brothers Finance Corp., 4.35%, 2/15/2028	315,000	288,225
		$ 730,925
Consumer Products – 2.2%
Coty, Inc., 6.5%, 4/15/2026 (n)	$310,000	$ 291,594
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)	220,000	227,425
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	240,000	242,172
Spectrum Brands, Inc., 6.125%, 12/15/2024	40,000	40,900
Spectrum Brands, Inc., 5.75%, 7/15/2025	325,000	328,250
		$ 1,130,341
Consumer Services – 2.6%
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	$145,000	$ 148,444
Interval Acquisition Corp., 5.625%, 4/15/2023 (z)	270,000	272,025
Matthews International Corp., 5.25%, 12/01/2025 (n)	260,000	250,250
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	175,000	173,906
Service Corp. International, 4.625%, 12/15/2027	165,000	158,400
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	325,000	319,312
		$ 1,322,337
Containers – 6.3%
ARD Finance S.A., 7.125%, 9/15/2023	$200,000	$ 202,750
Berry Global Group, Inc., 5.5%, 5/15/2022	335,000	341,281
Berry Global Group, Inc., 6%, 10/15/2022	165,000	169,744
Crown American LLC, 4.5%, 1/15/2023	326,000	326,000
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	140,000	134,400
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	150,000	137,625
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	265,000	255,062
Multi-Color Corp., 6.125%, 12/01/2022 (n)	402,000	411,045
Reynolds Group, 5.75%, 10/15/2020	125,984	126,141
Reynolds Group, 5.125%, 7/15/2023 (n)	180,000	179,325
Sealed Air Corp., 4.875%, 12/01/2022 (n)	335,000	336,675
Sealed Air Corp., 5.125%, 12/01/2024 (n)	95,000	96,188
Sealed Air Corp., 5.5%, 9/15/2025 (n)	50,000	50,750
Silgan Holdings, Inc., 4.75%, 3/15/2025	235,000	225,013
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	210,000	214,725
		$ 3,206,724
Electrical Equipment – 1.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$575,000	$ 559,188
Electronics – 1.6%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$300,000	$ 301,500
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	155,000	160,425
Sensata Technologies B.V., 5%, 10/01/2025 (n)	375,000	374,063
		$ 835,988
Energy - Independent – 8.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$395,000	$ 387,594
Callon Petroleum Co., 6.375%, 7/01/2026	100,000	102,500
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	330,000	320,925
Diamondback Energy, Inc., 5.375%, 5/31/2025	585,000	598,162
Gulfport Energy Corp., 6%, 10/15/2024	280,000	276,500
Gulfport Energy Corp., 6.375%, 5/15/2025	185,000	183,381
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	270,000	260,550
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	210,000	210,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Oasis Petroleum, Inc., 6.25%, 5/01/2026 (z)	$110,000	$ 111,925
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	70,000	69,475
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	425,000	430,312
PDC Energy, Inc., 6.125%, 9/15/2024	295,000	293,525
QEP Resources, Inc., 5.25%, 5/01/2023	370,000	360,750
QEP Resources, Inc., 5.625%, 3/01/2026	220,000	210,375
Sanchez Energy Corp., 6.125%, 1/15/2023	210,000	118,577
SM Energy Co., 6.75%, 9/15/2026	395,000	409,319
		$ 4,344,395
Entertainment – 2.6%
Cedar Fair LP, 5.375%, 6/01/2024	$95,000	$ 95,119
Cinemark USA, Inc., 5.125%, 12/15/2022	165,000	165,825
Cinemark USA, Inc., 4.875%, 6/01/2023	280,000	276,500
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	225,000	226,125
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	605,000	594,412
		$ 1,357,981
Financial Institutions – 1.7%
Navient Corp., 7.25%, 1/25/2022	$115,000	$ 121,613
Navient Corp., 7.25%, 9/25/2023	245,000	258,475
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	475,000	488,062
		$ 868,150
Food & Beverages – 4.9%
Aramark Services, Inc., 4.75%, 6/01/2026	$275,000	$ 270,875
Aramark Services, Inc., 5%, 2/01/2028 (n)	195,000	190,856
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	385,000	377,050
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	65,000	62,400
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	355,000	341,687
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	215,000	211,238
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	120,000	118,200
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	345,000	327,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	230,000	241,500
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	370,000	372,775
		$ 2,514,331
Gaming & Lodging – 5.2%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$230,000	$ 233,450
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	155,000	163,138
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	220,000	228,800
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	40,000	41,538
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	250,000	250,312
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	310,000	306,125
MGM Resorts International, 6.625%, 12/15/2021	135,000	142,763
MGM Resorts International, 6%, 3/15/2023	140,000	145,341
MGM Resorts International, 5.75%, 6/15/2025	370,000	372,590
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	305,000	307,525
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	200,000	199,940
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	285,000	282,862
		$ 2,674,384
Industrial – 1.2%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$250,000	$ 258,125
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	375,000	367,500
		$ 625,625
Insurance – 0.4%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$230,000	$ 225,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 1.1%
Centene Corp., 6.125%, 2/15/2024	$185,000	$ 194,481
Centene Corp., 5.375%, 6/01/2026 (n)	335,000	345,831
		$ 540,312
Insurance - Property & Casualty – 1.0%
Hub International Ltd., 7%, 5/01/2026 (n)	$255,000	$ 253,355
Wand Merger Corp., 8.125%, 7/15/2023 (n)	250,000	259,375
		$ 512,730
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$265,000	$ 274,938
Major Banks – 0.8%
UBS Group AG, 6.875%, 12/29/2049	$400,000	$ 408,726
Medical & Health Technology & Services – 7.9%
Avantor, Inc., 9%, 10/01/2025 (n)	$195,000	$ 201,094
DaVita, Inc., 5.125%, 7/15/2024	110,000	106,053
DaVita, Inc., 5%, 5/01/2025	235,000	222,663
HCA, Inc., 7.5%, 2/15/2022	345,000	378,637
HCA, Inc., 5%, 3/15/2024	265,000	270,963
HCA, Inc., 5.375%, 2/01/2025	330,000	333,772
HCA, Inc., 5.875%, 2/15/2026	435,000	449,681
HealthSouth Corp., 5.125%, 3/15/2023	385,000	384,037
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	205,000	194,238
Polaris, 8.5%, (0.001% cash or 8.5% PIK) 12/01/2022 (n)(p)	250,000	258,125
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	200,000	197,500
Tenet Healthcare Corp., 8.125%, 4/01/2022	225,000	237,656
Tenet Healthcare Corp., 6.75%, 6/15/2023	230,000	230,000
Universal Health Services, Inc., 7.625%, 8/15/2020	340,000	340,850
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	245,000	240,100
		$ 4,045,369
Medical Equipment – 1.1%
Teleflex, Inc., 5.25%, 6/15/2024	$240,000	$ 246,600
Teleflex, Inc., 4.875%, 6/01/2026	105,000	103,425
Teleflex, Inc., 4.625%, 11/15/2027	200,000	190,500
		$ 540,525
Metals & Mining – 7.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$240,000	$ 238,800
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	130,000	128,619
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	195,500
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	105,000	100,931
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	180,000	166,219
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	598,000	638,365
Kaiser Aluminum Corp., 5.875%, 5/15/2024	410,000	420,250
Kinross Gold Corp., 5.95%, 3/15/2024	53,000	54,458
Kinross Gold Corp., 4.5%, 7/15/2027	36,000	32,670
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	150,000	156,750
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	355,000	362,544
Novelis Corp., 5.875%, 9/30/2026 (n)	415,000	404,127
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	192,500
Steel Dynamics, Inc., 5.25%, 4/15/2023	160,000	162,448
Steel Dynamics, Inc., 5.5%, 10/01/2024	115,000	117,875
TMS International Corp., 7.25%, 8/15/2025 (n)	205,000	206,537
		$ 3,578,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 7.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$190,000	$ 193,796
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	165,000	166,238
Cheniere Energy, Inc., 5.875%, 3/31/2025	240,000	255,000
DCP Midstream Operating LP, 4.95%, 4/01/2022	170,000	172,550
DCP Midstream Operating LP, 3.875%, 3/15/2023	215,000	209,625
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	180,000	184,500
DCP Midstream Operating LP, 5.6%, 4/01/2044	130,000	124,800
Energy Transfer Equity LP, 5.875%, 1/15/2024	360,000	382,500
Energy Transfer Equity LP, 5.5%, 6/01/2027	195,000	204,506
EnLink Midstream Partners LP, 4.4%, 4/01/2024	285,000	277,863
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)	655,000	661,550
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	170,000	172,125
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	200,000	201,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	520,000	517,400
		$ 3,723,453
Network & Telecom – 1.0%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$190,000	$ 198,550
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	315,000	315,788
		$ 514,338
Oil Services – 2.4%
Apergy Corp., 6.375%, 5/01/2026 (n)	$305,000	$ 311,863
Bristow Group, Inc., 6.25%, 10/15/2022	298,000	210,090
Diamond Offshore Drill Co., 7.875%, 8/15/2025	140,000	142,800
Diamond Offshore Drill Co., 5.7%, 10/15/2039	335,000	266,325
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	305,000	301,950
		$ 1,233,028
Oils – 0.9%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$440,000	$ 440,000
Pharmaceuticals – 1.5%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$210,000	$ 195,825
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	95,000	84,669
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	290,000	273,362
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	230,000	213,900
		$ 767,756
Precious Metals & Minerals – 0.5%
Teck Resources Ltd., 6%, 8/15/2040	$30,000	$ 30,825
Teck Resources Ltd., 6.25%, 7/15/2041	210,000	221,088
		$ 251,913
Printing & Publishing – 0.5%
Nielsen Co. Lux S.A.R.L., 5%, 2/01/2025 (z)	$35,000	$ 33,950
Nielsen Finance LLC, 5%, 4/15/2022 (n)	237,000	230,139
		$ 264,089
Real Estate - Healthcare – 1.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$325,000	$ 325,000
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	360,000	352,800
		$ 677,800
Real Estate - Other – 1.2%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$385,000	$ 389,813
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	215,000	216,075
		$ 605,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 1.4%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$205,000	$ 208,331
IRB Holding Corp., 6.75%, 2/15/2026 (n)	200,000	191,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	340,000	340,000
		$ 739,331
Retailers – 1.3%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$220,000	$ 223,575
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	90,000	87,750
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	355,000	341,688
		$ 653,013
Specialty Chemicals – 1.4%
A Schulman, Inc., 6.875%, 6/01/2023	$255,000	$ 268,490
Univar USA, Inc., 6.75%, 7/15/2023 (n)	430,000	443,437
		$ 711,927
Specialty Stores – 0.2%
Penske Automotive Group Co., 5.375%, 12/01/2024	$40,000	$ 39,450
Penske Automotive Group Co., 5.5%, 5/15/2026	85,000	83,300
		$ 122,750
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$290,000	$ 279,850
Telecommunications - Wireless – 5.8%
Altice France S.A., 8.125%, 2/01/2027 (n)	$200,000	$ 203,000
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	200,000	192,750
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	200,000	184,858
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	225,000	189,562
SBA Communications Corp., 4%, 10/01/2022	360,000	351,986
SBA Communications Corp., 4.875%, 9/01/2024	145,000	143,072
Sprint Corp., 7.875%, 9/15/2023	275,000	295,969
Sprint Corp., 7.125%, 6/15/2024	410,000	425,375
Sprint Nextel Corp., 6%, 11/15/2022	325,000	328,962
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	98,325
T-Mobile USA, Inc., 5.125%, 4/15/2025	195,000	196,552
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	206,152
T-Mobile USA, Inc., 5.375%, 4/15/2027	165,000	165,858
		$ 2,982,421
Telephone Services – 0.9%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$130,000	$ 130,000
Level 3 Financing, Inc., 5.375%, 5/01/2025	350,000	345,625
		$ 475,625
Transportation - Services – 0.8%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$170,000	$ 141,100
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	110,000	104,225
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	200,000	174,000
		$ 419,325
Utilities - Electric Power – 3.4%
Calpine Corp., 5.25%, 6/01/2026 (n)	$190,000	$ 179,375
Covanta Holding Corp., 6.375%, 10/01/2022	70,000	71,313
Covanta Holding Corp., 5.875%, 3/01/2024	235,000	236,763
Covanta Holding Corp., 5.875%, 7/01/2025	320,000	319,030
Drax Finco PLC, 6.625%, 11/01/2025 (n)	220,000	223,850
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	345,000	336,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	$360,000	$ 362,700
		$ 1,729,406
Total Bonds		$69,422,758
Floating Rate Loans (g)(r) – 0.6%
Conglomerates – 0.1%
Entegris, Inc., Term Loan B, 4.375%, 4/30/2021	$56,703	$ 56,420
Consumer Products – 0.2%
Spectrum Brands, Inc., Term Loan B, 4.348%, 6/23/2022	$67,103	$ 67,113
Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 4.825%, 6/24/2021	$161,224	$ 161,771
Total Floating Rate Loans		$ 285,304
Common Stocks – 0.3%
Oil Services – 0.3%
LTRI Holdings LP (a)(u)	200	$ 177,884
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	85	$ 0
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	$31.25	8/24/18	85	0
				$ 0

Investment Companies (h) – 4.8%
Money Market Funds – 4.8%
MFS Institutional Money Market Portfolio, 2.03% (v)	2,450,340	$ 2,450,340

Other Assets, Less Liabilities – (41.0)%		(21,039,263)
Net Assets – 100.0%		$51,297,023
(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,450,340 and $69,885,946, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,867,134, representing 79.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Interval Acquisition Corp., 5.625%, 4/15/2023	4/02/15-2/10/16	$270,214	$272,025
MDC Partners, Inc., 6.5%, 5/01/2024	8/16/18	63,380	62,738
Nielsen Co. Lux S.A.R.L., 5%, 2/01/2025	8/16/18	33,257	33,950
Oasis Petroleum, Inc., 6.25%, 5/01/2026	8/17/18-8/27/18	112,032	111,925
Total Restricted Securities			$480,638
% of Net assets			0.9%
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 8/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	217,328	EUR	184,941	Goldman Sachs International	10/17/2018	$1,972
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
German Euro-Bund 10 yr	Short	EUR	1	$189,516	September – 2018	$(2,221)
U.S. Treasury Note 10 yr	Short	USD	7	841,859	December – 2018	(1,720)
						$(3,941)
At August 31, 2018, the fund had cash collateral of $10,216 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$177,884	$177,884
U.S. Corporate Bonds	—	58,263,185	—	58,263,185
Foreign Bonds	—	11,159,573	—	11,159,573
Floating Rate Loans	—	285,304	—	285,304
Mutual Funds	2,450,340	—	—	2,450,340
Total	$2,450,340	$69,708,062	$177,884	$72,336,286
Other Financial Instruments
Futures Contracts - Liabilities	$(3,941)	$—	$—	$(3,941)
Forward Foreign Currency Exchange Contracts - Assets	—	1,972	—	1,972
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/17	$177,884
Change in unrealized appreciation or depreciation	0
Balance as of 8/31/18	$177,884
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2018 is $0. At August 31, 2018, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,194,953	15,397,800	(16,142,413)	2,450,340
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(344)	$587	$—	$25,937	$2,450,340

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2018

*	Print name and title of each signing officer under his or her signature.